Income Taxes (Details) $ / shares in Units, $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2022 USD ($) jurisdiction $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2022 CNY (¥)
Income taxes
Number of taxable jurisdictions | jurisdiction	2
Components of income before income taxes
Loss from non-China operations	$ (422,860,000)	$ (232,830,000)	$ (57,031,000)
Income from China operations	550,946,000	783,548,000	432,944,000
Income before income tax expenses	128,086,000	550,718,000	375,913,000
Income tax expense (benefits) applicable to non-China operations	$ 30,277,000	$ 138,841,000	$ 61,316,000
Effective tax rate for the Group	23.60%	25.20%	16.30%
Percentage research and development expenses	150.00%		175.00%	175.00%	175.00%
Composition of income tax expenses for China operations
Current income tax expenses	$ 55,098,000	$ 151,319,000	$ 77,043,000
Deferred tax benefits	(24,821,000)	(12,478,000)	(15,727,000)
Income tax expenses	$ 30,277,000	$ 138,841,000	$ 61,316,000
Reconciliation of the statutory tax rate to the effective tax rate
PRC Statutory EIT rate	25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax treatment (as a percent)	(29.70%)	(13.10%)	(24.10%)
Research and development super-deduction (as a percent)	(21.10%)	(7.50%)	(3.50%)
Non-deductible expenses and non-taxable income and others (as a percent)	(30.10%)	9.20%	(0.60%)
Change in valuation allowance (as a percent)	8.20%	0.70%	14.90%
Tax rate difference from statutory rate in other jurisdictions (as percent)	71.30%	10.90%	4.60%
Deferred tax assets:
Net operating loss carry forwards	$ 18,289,000	$ 7,875,000
Valuation allowance	(18,289,000)	(7,875,000)
Investment-related impairment	52,363,000	51,226,000
Depreciation, accounts receivable, accrued and other liabilities	73,557,000	75,527,000
Valuation allowance	(85,931,000)	(86,216,000)
Net deferred tax assets	39,989,000	40,537,000
Deferred tax liabilities:
Acquired intangible assets	27,435,000	36,471,000
Depreciation	1,731,000	1,662,000
Unrealized investment-related gain	12,414,000	28,454,000
Others	114,000	316,000
Total deferred tax liabilities	41,694,000	66,903,000
Valuation allowance on deferred tax assets	104,200,000	94,100,000
Interest and penalties related to uncertain tax positions	0	0
Liability related to uncertain tax positions expected to be recognized	27,900,000
Tax liability related to the uncertain tax positions	$ 21,400,000
State Administration of Taxation, China
Reconciliation of the statutory tax rate to the effective tax rate
PRC Statutory EIT rate	25.00%
Non-China
Components of income before income taxes
Income tax expense (benefits) applicable to non-China operations	$ (14,176,000)	1,355,000	$ 2,852,000
Deferred tax charges from fair value change of investments	14,200,000
Composition of income tax expenses for China operations
Income tax expenses	$ (14,176,000)	1,355,000	2,852,000
Cayman Islands
Components of income before income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)	0.00%
Hong Kong
Components of income before income taxes
Withholding profits earned				$ 2	$ 2
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)	0.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)				8.25%	8.25%
Net operating loss carry forwards		$ 800,000	$ 10,400,000
Reconciliation of the statutory tax rate to the effective tax rate
PRC Statutory EIT rate	16.50%	16.50%	16.50%	16.50%	16.50%
China
Components of income before income taxes
Income tax expense (benefits) applicable to non-China operations	$ 44,453,000	$ 137,486,000	$ 58,464,000
Effective tax rate for the Group	8.10%	17.50%	13.50%
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)	10.00%
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong	5.00%
Percentage of ownership interests held by foreign investors	25.00%					25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong	5.00%
Total undistributed PRC earnings | ¥						¥ 22.4
Composition of income tax expenses for China operations
Income tax expenses	$ 44,453,000	$ 137,486,000	$ 58,464,000
Reconciliation of the statutory tax rate to the effective tax rate
PRC Statutory EIT rate	25.00%
China | High and New Technology Enterprises
Components of income before income taxes
Preferential statutory rate (as a percent)	15.00%	15.00%	15.00%
Weibo Technology
Reconciliation of the statutory tax rate to the effective tax rate
Preferential tax treatment recognized	$ 37,900,000	$ 72,300,000	$ 90,300,000
Effect of tax exemption and preferential tax on basic net income per share (USD per share) | $ / shares	$ 0.16	$ 0.32	$ 0.40
Weibo Technology | Research and development
Components of income before income taxes
Income tax expense (benefits) applicable to non-China operations	$ 26,900,000	$ (41,400,000)	$ (26,600,000)
Composition of income tax expenses for China operations
Income tax expenses	26,900,000	(41,400,000)	(26,600,000)
Weibo Technology | High and New Technology Enterprises
Reconciliation of the statutory tax rate to the effective tax rate
Effect of preferential tax treatment	$ 26,900,000	$ 55,100,000	$ 55,100,000